Accrued Expenses, Other Current Liabilities and Long Term Accrued Expenses (Details) - 12 months ended Mar. 31, 2025 $ in Thousands	USD ($) Segments	HKD ($)
Payables and Accruals [Line Items]
Number of reportable segment (in Segments) | Segments	2
Employees employed period	5 years
Eligible employees to be retired	May 01, 2025
Long service payments	$ 50	$ 390,000
Post transition	50	$ 390,000
Cost of Sales [Member]
Payables and Accruals [Line Items]
Adjustment to liabilities	390
Selling, General and Administrative Expenses [Member]
Payables and Accruals [Line Items]
Adjustment to liabilities	103
Metal Stamping [Member]
Payables and Accruals [Line Items]
Adjustment to liabilities	299
Employment termination	295
Mechanical OEM and Electric OEM [Member]
Payables and Accruals [Line Items]
Adjustment to liabilities	194
Employment termination	$ 191